Net borrowings - Reconciliation of movement in net borrowings (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
At beginning of the year	$ 21,854	$ 21,017
Net decrease/(increase) in cash and cash equivalents	374	(1,083)	$ 596
Net (decrease)/increase in bonds and other borrowings	(1,775)	898
Net decrease in net borrowings from cash flows	(1,401)	(185)
Exchange differences on net borrowings	(204)	921
Other non-cash items(1)	233	101
Net borrowings at the end of the year	20,482	21,854	21,017
Non-cash items of lease liabilities	(188)	(147)
Non-cash items of fair value change of borrowings	(9)	(182)
Non-cash items - amortised finance costs	(18)
Reclassification to assets and liabilities held for sale	(292)	21	$ (30)
Non-cash items of fair value changes of CCS and IRS		183
Disposal groups classified as held for sale
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Reclassification to assets and liabilities held for sale	$ (18)	$ 45